Submission	Nov. 27, 2024
Submission [Line Items]
Central Index Key	0001557746
Registrant Name	Aclaris Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES